Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Disaggregation of operating revenue

	2018	2017	2016
	Million	Million	Million

Revenue from telecommunications services
Voice services	108,083	156,918	209,949
Data services	542,083	493,350	394,937
Others	20,741	18,083	18,536

	670,907	668,351	623,422

Revenue from sales of products and others	65,912	72,163	84,999

	736,819	740,514	708,421

Summary of Contract Assets

The Group has recognized the following assets related to contract with customers:

		As of	As of
	Note	December 31, 2018	January 1, 2018
		Million	Million

Contract assets	(i)	6,489	5,654
Less: current portion		(5,022)	(4,139)

Non-current portion recorded in other non-current assets		1,467	1,515

Contract costs incurred to obtain a contract recorded in other non-current assets	(ii)	6,880	4,924

Contract costs incurred to fulfil a contract recorded in other non-current assets		95	30

Other non-current assets		8,442	6,469

Summary of Significant Changes in Contract Assets Relating to Contracts with Customers

	Contract assets
	Gross amount	Loss allowance
	Million	Million

As of January 1, 2018	5,957	(303)
Increase resulting from satisfaction of performance obligation	7,325	—
Reclassified to accounts receivable	(6,451)	—
Net impairment loss of contract assets	—	(39)

As of December 31, 2018	6,831	(342)

(ii)

The capitalized amount of contract costs incurred to obtain contracts was RMB9,620 million for the year ended December 31, 2018. The amount of amortization was RMB7,664 million for contract costs incurred to obtain contracts. As of December 31, 2018, the management performed impairment test for the contract costs incurred to obtain contracts and determined such impairment was not significant.